Share Capital - Schedule of Share Capital Composed of Ordinary Shares (Details) - Common Stock [Member] - shares		Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Capital Composed of Ordinary Shares [Line Items]
Issued	[1]	1,715,817	93,561
Authorized		90,000,000	3,351,351

[1]	Retroactively adjusted.